Quarterly Report
March 31, 2022
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
March 31, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 36.4%
Common Stock - 36.4% †
Advertising - 0.0% *
Omnicom Group Inc.	441	$37,432
The Interpublic Group of Companies Inc.	766	27,155
		64,587
Aerospace & Defense - 0.6%
General Dynamics Corp.	458	110,460
Howmet Aerospace Inc.	819	29,435
Huntington Ingalls Industries Inc.	71	14,160
L3Harris Technologies Inc.	388	96,406
Lockheed Martin Corp.	467	206,134
Northrop Grumman Corp.	281	125,669
Raytheon Technologies Corp.	2,907	287,997
Textron Inc.	398	29,603
The Boeing Co. (a)	1,083	207,395
TransDigm Group Inc. (a)	104	67,760
		1,175,019
Agricultural & Farm Machinery - 0.1%
Deere & Co.	553	229,748
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	1,109	100,098
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc.	213	22,942
Expeditors International of Washington Inc.	291	30,020
FedEx Corp.	482	111,530
United Parcel Service Inc., Class B	1,426	305,820
		470,312
Airlines - 0.1%
Alaska Air Group Inc. (a)	252	14,619
American Airlines Group Inc. (a)	1,294	23,615
Delta Air Lines Inc. (a)	1,200	47,484
Southwest Airlines Co. (a)	1,061	48,594
United Airlines Holdings Inc. (a)	636	29,485
		163,797
Alternative Carriers - 0.0% *
Lumen Technologies Inc.	1,574	17,739
Apparel Retail - 0.1%
Ross Stores Inc.	707	63,955
The TJX Companies Inc.	2,329	141,091
		205,046
Apparel, Accessories & Luxury Goods - 0.0% *
PVH Corp.	134	10,266
Ralph Lauren Corp.	75	8,508
Tapestry Inc.	536	19,912
Under Armour Inc., Class A (a)	379	6,450
Under Armour Inc., Class C (a)	482	7,500
VF Corp.	624	35,481
		88,117
Application Software - 0.8%
Adobe Inc. (a)	917	417,804
ANSYS Inc. (a)	159	50,506
	Number of Shares	Fair Value
Autodesk Inc. (a)	435	$93,242
Cadence Design Systems Inc. (a)	550	90,453
Ceridian HCM Holding Inc. (a)	264	18,047
Citrix Systems Inc.	210	21,189
Intuit Inc.	554	266,385
Paycom Software Inc. (a)	82	28,403
PTC Inc. (a)	200	21,544
salesforce.com Inc. (a)	1,923	408,291
Synopsys Inc. (a)	302	100,648
Tyler Technologies Inc. (a)	78	34,702
		1,551,214
Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc.	223	66,980
BlackRock Inc.	280	213,968
Franklin Resources Inc.	492	13,737
Invesco Ltd.	609	14,043
Northern Trust Corp.	373	43,436
State Street Corp. (b)	727	63,336
T Rowe Price Group Inc.	460	69,547
The Bank of New York Mellon Corp.	1,495	74,197
		559,244
Auto Parts & Equipment - 0.0% *
BorgWarner Inc.	439	17,077
Automobile Manufacturers - 1.0%
Ford Motor Co.	7,715	130,461
General Motors Co. (a)	2,833	123,915
Tesla Inc. (a)	1,622	1,747,867
		2,002,243
Automotive Retail - 0.1%
Advance Auto Parts Inc.	111	22,972
AutoZone Inc. (a)	39	79,739
CarMax Inc. (a)	277	26,725
O'Reilly Automotive Inc. (a)	133	91,100
		220,536
Biotechnology - 0.7%
AbbVie Inc.	3,409	552,633
Amgen Inc.	1,103	266,728
Biogen Inc. (a)	268	56,441
Gilead Sciences Inc.	2,476	147,198
Incyte Corp. (a)	327	25,970
Moderna Inc. (a)	696	119,893
Regeneron Pharmaceuticals Inc. (a)	208	145,271
Vertex Pharmaceuticals Inc. (a)	501	130,746
		1,444,880
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	381	20,338
Broadcasting - 0.0% *
Discovery Inc., Class A (a)	361	8,996
Discovery Inc., Class C (a)	497	12,410
Fox Corp., Class A	597	23,552
Fox Corp., Class B	283	10,267
Paramount Global, Class B	1,104	41,742
		96,967

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Building Products - 0.1%
A O Smith Corp.	300	$19,167
Carrier Global Corp.	1,713	78,575
Fortune Brands Home & Security Inc.	238	17,679
Johnson Controls International PLC	1,385	90,814
Masco Corp.	473	24,123
		230,358
Cable & Satellite - 0.3%
Charter Communications Inc., Class A (a)	231	126,015
Comcast Corp., Class A	8,825	413,186
DISH Network Corp., Class A (a)	432	13,673
		552,874
Casinos & Gaming - 0.1%
Caesars Entertainment Inc. (a)	382	29,551
Las Vegas Sands Corp. (a)	671	26,082
MGM Resorts International	720	30,197
Penn National Gaming Inc. (a)	300	12,726
Wynn Resorts Ltd. (a)	178	14,194
		112,750
Commodity Chemicals - 0.1%
Dow Inc.	1,422	90,610
LyondellBasell Industries N.V., Class A	526	54,083
		144,693
Communications Equipment - 0.3%
Arista Networks Inc. (a)	448	62,263
Cisco Systems Inc.	8,213	457,957
F5 Inc. (a)	117	24,447
Juniper Networks Inc.	645	23,968
Motorola Solutions Inc.	335	81,137
		649,772
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc.	397	36,087
Construction & Engineering - 0.0% *
Quanta Services Inc.	250	32,903
Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc.	1,060	236,189
Cummins Inc.	285	58,456
PACCAR Inc.	691	60,857
Westinghouse Air Brake Technologies Corp.	399	38,372
		393,874
Construction Materials - 0.0% *
Martin Marietta Materials Inc.	125	48,111
Vulcan Materials Co.	266	48,864
		96,975
Consumer Finance - 0.2%
American Express Co.	1,192	222,904
Capital One Financial Corp.	792	103,982
Discover Financial Services	582	64,131
Synchrony Financial	1,003	34,914
		425,931
	Number of Shares	Fair Value
Copper - 0.1%
Freeport-McMoRan Inc.	2,827	$140,615
Data Processing & Outsourced Services - 1.1%
Automatic Data Processing Inc.	827	188,175
Broadridge Financial Solutions Inc.	222	34,568
Fidelity National Information Services Inc.	1,200	120,504
Fiserv Inc. (a)	1,172	118,841
FleetCor Technologies Inc. (a)	144	35,865
Global Payments Inc.	575	78,683
Jack Henry & Associates Inc.	128	25,222
Mastercard Inc., Class A	1,673	597,897
Paychex Inc.	637	86,931
PayPal Holdings Inc. (a)	2,249	260,097
Visa Inc., Class A	3,235	717,426
		2,264,209
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	362	24,261
Constellation Brands Inc., Class A	326	75,085
		99,346
Distributors - 0.0% *
Genuine Parts Co.	273	34,404
LKQ Corp.	436	19,799
Pool Corp.	77	32,559
		86,762
Diversified Banks - 1.0%
Bank of America Corp.	13,791	568,465
Citigroup Inc.	3,814	203,668
JPMorgan Chase & Co.	5,754	784,385
U.S. Bancorp	2,653	141,007
Wells Fargo & Co.	7,532	365,001
		2,062,526
Diversified Support Services - 0.1%
Cintas Corp.	175	74,443
Copart Inc. (a)	427	53,576
		128,019
Drug Retail - 0.0% *
Walgreens Boots Alliance Inc.	1,387	62,096
Electric Utilities - 0.6%
Alliant Energy Corp.	434	27,116
American Electric Power Company Inc.	997	99,471
Constellation Energy Corp.	574	32,288
Duke Energy Corp.	1,512	168,830
Edison International	743	52,084
Entergy Corp.	358	41,796
Evergy Inc.	406	27,746
Eversource Energy	687	60,587
Exelon Corp.	1,923	91,592
FirstEnergy Corp.	1,162	53,289
NextEra Energy Inc.	3,777	319,950
NRG Energy Inc.	455	17,454
Pinnacle West Capital Corp.	200	15,620
PPL Corp.	1,455	41,555
The Southern Co.	2,006	145,455

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Xcel Energy Inc.	1,066	$76,933
		1,271,766
Electrical Components & Equipment - 0.2%
AMETEK Inc.	421	56,069
Eaton Corporation PLC	785	119,132
Emerson Electric Co.	1,189	116,582
Generac Holdings Inc. (a)	109	32,401
Rockwell Automation Inc.	212	59,366
		383,550
Electronic Components - 0.1%
Amphenol Corp., Class A	1,183	89,139
Corning Inc.	1,540	56,841
		145,980
Electronic Equipment & Instruments - 0.1%
Keysight Technologies Inc. (a)	336	53,078
Teledyne Technologies Inc. (a)	83	39,228
Trimble Inc. (a)	500	36,070
Zebra Technologies Corp., Class A (a)	107	44,266
		172,642
Electronic Manufacturing Services - 0.0% *
IPG Photonics Corp. (a)	83	9,110
Environmental & Facilities Services - 0.1%
Republic Services Inc.	420	55,650
Rollins Inc.	425	14,896
Waste Management Inc.	759	120,302
		190,848
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	401	41,327
Corteva Inc.	1,382	79,437
FMC Corp.	241	31,709
The Mosaic Co.	730	48,545
		201,018
Financial Exchanges & Data - 0.5%
Cboe Global Markets Inc.	186	21,282
CME Group Inc.	706	167,929
FactSet Research Systems Inc.	67	29,088
Intercontinental Exchange Inc.	1,108	146,389
MarketAxess Holdings Inc.	67	22,793
Moody's Corp.	319	107,634
MSCI Inc.	163	81,970
Nasdaq Inc.	236	42,055
S&P Global Inc.	681	279,333
		898,473
Food Distributors - 0.0% *
Sysco Corp.	1,028	83,936
Food Retail - 0.0% *
The Kroger Co.	1,281	73,491
Footwear - 0.2%
NIKE Inc., Class B	2,498	336,131
Gas Utilities - 0.0% *
Atmos Energy Corp.	243	29,036
General Merchandise Stores - 0.2%
Dollar General Corp.	462	102,855
	Number of Shares	Fair Value
Dollar Tree Inc. (a)	409	$65,501
Target Corp.	923	195,879
		364,235
Gold - 0.1%
Newmont Corp.	1,555	123,545
Health Care REITs - 0.1%
Healthpeak Properties Inc.	927	31,824
Ventas Inc.	718	44,344
Welltower Inc.	876	84,218
		160,386
Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	267	41,308
Cardinal Health Inc.	500	28,350
Henry Schein Inc. (a)	264	23,018
McKesson Corp.	303	92,757
		185,433
Healthcare Equipment - 0.9%
Abbott Laboratories	3,407	403,252
ABIOMED Inc. (a)	80	26,499
Baxter International Inc.	992	76,920
Becton Dickinson & Co.	564	150,024
Boston Scientific Corp. (a)	2,799	123,968
Dexcom Inc. (a)	178	91,065
Edwards Lifesciences Corp. (a)	1,229	144,678
Hologic Inc. (a)	454	34,876
IDEXX Laboratories Inc. (a)	168	91,906
Intuitive Surgical Inc. (a)	700	211,176
ResMed Inc.	290	70,328
STERIS PLC	201	48,596
Stryker Corp.	659	176,184
Teleflex Inc.	88	31,225
Zimmer Biomet Holdings Inc.	375	47,962
		1,728,659
Healthcare Facilities - 0.1%
HCA Healthcare Inc.	472	118,293
Universal Health Services Inc., Class B	120	17,394
		135,687
Healthcare Services - 0.3%
Cigna Corp.	621	148,798
CVS Health Corp.	2,534	256,466
DaVita Inc. (a)	138	15,609
Laboratory Corporation of America Holdings (a)	174	45,877
Quest Diagnostics Inc.	232	31,751
		498,501
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	146	63,656
DENTSPLY SIRONA Inc.	353	17,374
The Cooper Companies Inc.	86	35,913
		116,943
Healthcare Technology - 0.0% *
Cerner Corp.	510	47,716
Home Building - 0.1%
D.R. Horton Inc.	609	45,377
Lennar Corp., Class A	509	41,315

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
NVR Inc. (a)	6	$26,804
PulteGroup Inc.	499	20,908
		134,404
Home Furnishings - 0.0% *
Mohawk Industries Inc. (a)	85	10,557
Home Improvement Retail - 0.4%
Lowe's Companies Inc.	1,301	263,049
The Home Depot Inc.	2,036	609,436
		872,485
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc.	1,233	23,957
Hotels, Resorts & Cruise Lines - 0.3%
Booking Holdings Inc. (a)	81	190,224
Carnival Corp. (a)	1,399	28,288
Expedia Group Inc. (a)	291	56,940
Hilton Worldwide Holdings Inc. (a)	552	83,761
Marriott International Inc., Class A (a)	541	95,081
Norwegian Cruise Line Holdings Ltd. (a)	648	14,178
Royal Caribbean Cruises Ltd. (a)	454	38,036
		506,508
Household Appliances - 0.0% *
Whirlpool Corp.	118	20,388
Household Products - 0.5%
Church & Dwight Company Inc.	455	45,218
Colgate-Palmolive Co.	1,659	125,802
Kimberly-Clark Corp.	666	82,025
The Clorox Co.	211	29,335
The Procter & Gamble Co.	4,670	713,576
		995,956
Housewares & Specialties - 0.0% *
Newell Brands Inc.	612	13,103
Human Resource & Employment Services - 0.0% *
Robert Half International Inc.	209	23,864
Hypermarkets & Super Centers - 0.5%
Costco Wholesale Corp.	865	498,110
Walmart Inc.	2,740	408,041
		906,151
Independent Power Producers & Energy Traders - 0.0% *
The AES Corp.	1,124	28,921
Industrial Conglomerates - 0.4%
3M Co.	1,131	168,383
General Electric Co.	2,095	191,693
Honeywell International Inc.	1,348	262,294
Roper Technologies Inc.	209	98,696
		721,066
Industrial Gases - 0.1%
Air Products & Chemicals Inc.	437	109,211
Industrial Machinery - 0.3%
Dover Corp.	289	45,344
Fortive Corp.	720	43,870
	Number of Shares	Fair Value
IDEX Corp.	134	$25,692
Illinois Tool Works Inc.	563	117,892
Ingersoll Rand Inc.	759	38,216
Nordson Corp.	100	22,708
Otis Worldwide Corp.	856	65,869
Parker-Hannifin Corp.	256	72,643
Snap-on Inc.	89	18,288
Stanley Black & Decker Inc.	326	45,571
Xylem Inc.	309	26,345
		522,438
Industrial REITs - 0.1%
Duke Realty Corp.	705	40,932
Prologis Inc.	1,449	233,985
		274,917
Insurance Brokers - 0.2%
Aon PLC, Class A	412	134,159
Arthur J Gallagher & Co.	413	72,110
Brown & Brown Inc.	400	28,908
Marsh & McLennan Companies Inc.	992	169,057
		404,234
Integrated Oil & Gas - 0.7%
Chevron Corp.	3,719	605,565
Exxon Mobil Corp.	8,170	674,760
Occidental Petroleum Corp.	1,764	100,089
		1,380,414
Integrated Telecommunication Services - 0.4%
AT&T Inc.	13,703	323,802
Verizon Communications Inc.	8,150	415,161
		738,963
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	1,534	122,889
Electronic Arts Inc.	562	71,098
Take-Two Interactive Software Inc. (a)	205	31,517
		225,504
Interactive Media & Services - 2.1%
Alphabet Inc., Class C (a)	540	1,508,215
Alphabet Inc., Class A (a)	585	1,627,090
Match Group Inc. (a)	564	61,329
Meta Platforms Inc., Class A (a)	4,475	995,061
Twitter Inc. (a)	1,434	55,481
		4,247,176
Internet & Direct Marketing Retail - 1.4%
Amazon.com Inc. (a)	850	2,770,958
eBay Inc.	1,144	65,505
Etsy Inc. (a)	219	27,217
		2,863,680
Internet Services & Infrastructure - 0.0% *
Akamai Technologies Inc. (a)	308	36,772
VeriSign Inc. (a)	173	38,486
		75,258
Investment Banking & Brokerage - 0.4%
Morgan Stanley	2,751	240,437
Raymond James Financial Inc.	351	38,578
The Charles Schwab Corp.	2,890	243,656

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
The Goldman Sachs Group Inc.	665	$219,517
		742,188
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A	1,044	93,615
DXC Technology Co. (a)	486	15,858
EPAM Systems Inc. (a)	100	29,661
Gartner Inc. (a)	149	44,322
International Business Machines Corp.	1,757	228,445
		411,901
Leisure Products - 0.0% *
Hasbro Inc.	250	20,480
Life & Health Insurance - 0.2%
Aflac Inc.	1,214	78,169
Globe Life Inc.	152	15,291
Lincoln National Corp.	284	18,562
MetLife Inc.	1,320	92,770
Principal Financial Group Inc.	426	31,273
Prudential Financial Inc.	748	88,391
		324,456
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc.	600	79,398
Bio-Rad Laboratories Inc., Class A (a)	36	20,276
Bio-Techne Corp.	74	32,045
Charles River Laboratories International Inc. (a)	100	28,397
Danaher Corp.	1,243	364,609
Illumina Inc. (a)	309	107,965
IQVIA Holdings Inc. (a)	378	87,397
Mettler-Toledo International Inc. (a)	46	63,167
PerkinElmer Inc.	254	44,313
Thermo Fisher Scientific Inc.	759	448,303
Waters Corp. (a)	123	38,178
West Pharmaceutical Services Inc.	148	60,785
		1,374,833
Managed Healthcare - 0.7%
Anthem Inc.	476	233,821
Centene Corp. (a)	1,153	97,071
Humana Inc.	254	110,533
Molina Healthcare Inc. (a)	100	33,359
UnitedHealth Group Inc.	1,833	934,775
		1,409,559
Metal & Glass Containers - 0.0% *
Ball Corp.	646	58,140
Movies & Entertainment - 0.4%
Live Nation Entertainment Inc. (a)	247	29,057
Netflix Inc. (a)	866	324,395
The Walt Disney Co. (a)	3,503	480,472
		833,924
Multi-Line Insurance - 0.1%
American International Group Inc.	1,582	99,302
Assurant Inc.	116	21,092
	Number of Shares	Fair Value
The Hartford Financial Services Group Inc.	658	$47,251
		167,645
Multi-Sector Holdings - 0.6%
Berkshire Hathaway Inc., Class B (a)	3,562	1,257,065
Multi-Utilities - 0.3%
Ameren Corp.	518	48,568
CenterPoint Energy Inc.	1,240	37,993
CMS Energy Corp.	550	38,467
Consolidated Edison Inc.	642	60,784
Dominion Energy Inc.	1,595	135,527
DTE Energy Co.	389	51,430
NiSource Inc.	792	25,186
Public Service Enterprise Group Inc.	1,008	70,560
Sempra Energy	632	106,252
WEC Energy Group Inc.	630	62,880
		637,647
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	282	56,752
Boston Properties Inc.	275	35,420
Vornado Realty Trust	312	14,140
		106,312
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,815	66,084
Halliburton Co.	1,763	66,765
Schlumberger N.V.	2,750	113,602
		246,451
Oil & Gas Exploration & Production - 0.4%
APA Corp.	721	29,799
ConocoPhillips	2,540	254,000
Coterra Energy Inc.	1,395	37,623
Devon Energy Corp.	1,186	70,128
Diamondback Energy Inc.	343	47,018
EOG Resources Inc.	1,152	137,353
Hess Corp.	489	52,343
Marathon Oil Corp.	1,399	35,129
Pioneer Natural Resources Co.	448	112,014
		775,407
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	1,168	99,864
Phillips 66	870	75,159
Valero Energy Corp.	812	82,451
		257,474
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc.	3,904	73,824
ONEOK Inc.	892	63,002
The Williams Companies Inc.	2,431	81,220
		218,046
Packaged Foods & Meats - 0.3%
Campbell Soup Co.	343	15,288
Conagra Brands Inc.	926	31,086
General Mills Inc.	1,164	78,826
Hormel Foods Corp.	517	26,646
Kellogg Co.	438	28,247

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Lamb Weston Holdings Inc.	262	$15,696
McCormick & Company Inc.	500	49,900
Mondelez International Inc., Class A	2,678	168,125
The Hershey Co.	290	62,823
The J M Smucker Co.	184	24,915
The Kraft Heinz Co.	1,463	57,628
Tyson Foods Inc., Class A	607	54,405
		613,585
Paper Packaging - 0.1%
Avery Dennison Corp.	146	25,400
International Paper Co.	744	34,336
Packaging Corporation of America	159	24,821
Sealed Air Corp.	264	17,677
Westrock Co.	533	25,067
		127,301
Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A	456	124,178
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	4,197	306,507
Catalent Inc. (a)	326	36,153
Eli Lilly & Co.	1,530	438,146
Johnson & Johnson	5,124	908,126
Merck & Company Inc.	4,872	399,748
Organon & Co.	487	17,011
Pfizer Inc.	10,839	561,135
Viatris Inc.	2,287	24,883
Zoetis Inc.	929	175,200
		2,866,909
Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp.	286	38,885
Loews Corp.	411	26,641
The Allstate Corp.	569	78,812
The Progressive Corp.	1,152	131,316
The Travelers Companies Inc.	487	88,990
WR Berkley Corp.	450	29,965
		394,609
Publishing - 0.0% *
News Corp., Class A	811	17,963
News Corp., Class B	142	3,198
		21,161
Railroads - 0.3%
CSX Corp.	4,349	162,870
Norfolk Southern Corp.	479	136,620
Union Pacific Corp.	1,238	338,234
		637,724
Real Estate Services - 0.0% *
CBRE Group Inc., Class A (a)	609	55,736
Regional Banks - 0.4%
Citizens Financial Group Inc.	801	36,309
Comerica Inc.	266	24,054
Fifth Third Bancorp	1,360	58,534
First Republic Bank	327	53,007
Huntington Bancshares Inc.	2,934	42,895
KeyCorp	1,672	37,419
M&T Bank Corp.	230	38,985
	Number of Shares	Fair Value
People's United Financial Inc.	850	$16,992
Regions Financial Corp.	1,697	37,775
Signature Bank	129	37,860
SVB Financial Group (a)	117	65,456
The PNC Financial Services Group Inc.	830	153,094
Truist Financial Corp.	2,577	146,116
Zions Bancorp NA	252	16,521
		765,017
Research & Consulting Services - 0.1%
Equifax Inc.	222	52,636
Jacobs Engineering Group Inc.	221	30,456
Leidos Holdings Inc.	236	25,493
Nielsen Holdings PLC	601	16,371
Verisk Analytics Inc.	291	62,458
		187,414
Residential REITs - 0.1%
AvalonBay Communities Inc.	254	63,086
Equity Residential	619	55,661
Essex Property Trust Inc.	131	45,258
Mid-America Apartment Communities Inc.	231	48,383
UDR Inc.	517	29,660
		242,048
Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)	56	88,594
Darden Restaurants Inc.	249	33,104
Domino's Pizza Inc.	65	26,456
McDonald's Corp.	1,460	361,029
Starbucks Corp.	2,229	202,772
Yum! Brands Inc.	582	68,984
		780,939
Retail REITs - 0.1%
Federal Realty Investment Trust	139	16,968
Kimco Realty Corp.	1,210	29,887
Realty Income Corp.	1,123	77,824
Regency Centers Corp.	334	23,827
Simon Property Group Inc.	650	85,514
		234,020
Semiconductor Equipment - 0.3%
Applied Materials Inc.	1,713	225,773
Enphase Energy Inc. (a)	241	48,629
KLA Corp.	299	109,452
Lam Research Corp.	277	148,918
Teradyne Inc.	281	33,223
		565,995
Semiconductors - 1.9%
Advanced Micro Devices Inc. (a)	3,148	344,202
Analog Devices Inc.	1,011	166,997
Broadcom Inc.	805	506,892
Intel Corp.	7,926	392,813
Microchip Technology Inc.	1,100	82,654
Micron Technology Inc.	2,144	166,996
Monolithic Power Systems Inc.	83	40,311
NVIDIA Corp.	4,862	1,326,645
Qorvo Inc. (a)	196	24,324
QUALCOMM Inc.	2,202	336,510
Skyworks Solutions Inc.	292	38,918

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Texas Instruments Inc.	1,806	$331,365
		3,758,627
Soft Drinks - 0.5%
Monster Beverage Corp. (a)	677	54,092
PepsiCo Inc.	2,665	446,068
The Coca-Cola Co.	7,482	463,884
		964,044
Specialized REITs - 0.5%
American Tower Corp.	893	224,340
Crown Castle International Corp.	850	156,910
Digital Realty Trust Inc.	563	79,833
Equinix Inc.	177	131,267
Extra Space Storage Inc.	268	55,101
Iron Mountain Inc.	505	27,982
Public Storage	301	117,474
SBA Communications Corp.	199	68,476
Weyerhaeuser Co.	1,531	58,025
		919,408
Specialty Chemicals - 0.3%
Albemarle Corp.	235	51,970
Celanese Corp.	194	27,717
DuPont de Nemours Inc.	1,040	76,523
Eastman Chemical Co.	228	25,550
Ecolab Inc.	493	87,044
International Flavors & Fragrances Inc.	464	60,937
PPG Industries Inc.	472	61,865
The Sherwin-Williams Co.	475	118,570
		510,176
Specialty Stores - 0.1%
Bath & Body Works Inc.	487	23,279
Tractor Supply Co.	229	53,442
Ulta Beauty Inc. (a)	110	43,804
		120,525
Steel - 0.0% *
Nucor Corp.	518	77,001
Systems Software - 2.6%
Fortinet Inc. (a)	269	91,928
Microsoft Corp.	14,540	4,482,827
NortonLifeLock Inc.	1,123	29,782
Oracle Corp.	3,068	253,816
ServiceNow Inc. (a)	390	217,187
		5,075,540
Technology Distributors - 0.0% *
CDW Corp.	245	43,828
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.	30,068	5,250,173
Hewlett Packard Enterprise Co.	2,463	41,157
HP Inc.	2,079	75,468
NetApp Inc.	467	38,761
Western Digital Corp. (a)	544	27,010
		5,432,569
Tobacco - 0.2%
Altria Group Inc.	3,563	186,167
	Number of Shares	Fair Value
Philip Morris International Inc.	3,044	$285,953
		472,120
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,087	64,568
United Rentals Inc. (a)	145	51,505
WW Grainger Inc.	87	44,874
		160,947
Trucking - 0.0% *
JB Hunt Transport Services Inc.	148	29,717
Old Dominion Freight Line Inc.	169	50,477
		80,194
Water Utilities - 0.0% *
American Water Works Company Inc.	330	54,625
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)	1,154	148,116
Total Common Stock (Cost $43,879,989)		72,478,877
Preferred Stock - 0.0% *
Banks - 0.0% *
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (c)	1,469	37,166
Total Preferred Stock (Cost $36,725)		37,166
Total Domestic Equity (Cost $43,916,714)		72,516,043
Foreign Equity - 0.9%
Common Stock - 0.9%
Auto Parts & Equipment - 0.0% *
Aptiv PLC (a)	537	64,284
Building Products - 0.1%
Allegion PLC	149	16,357
Trane Technologies PLC	472	72,075
		88,432
Consumer Electronics - 0.0% *
Garmin Ltd.	260	30,839
Electronic Manufacturing Services - 0.0% *
TE Connectivity Ltd.	645	84,482
Healthcare Equipment - 0.2%
Medtronic PLC	2,634	292,242
Industrial Gases - 0.2%
Linde PLC (a)	1,003	320,388
Industrial Machinery - 0.0% *
Pentair PLC	253	13,715
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	226	53,386
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	1,217	410,409
Paper Packaging - 0.0% *
Amcor PLC	3,085	34,953

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.1%
Chubb Ltd.	846	$180,959
Reinsurance - 0.0% *
Everest Re Group Ltd.	76	22,905
Semiconductor Equipment - 0.0% *
SolarEdge Technologies Inc. (a)	100	32,237
Semiconductors - 0.1%
NXP Semiconductors N.V.	525	97,167
Technology Hardware, Storage & Peripherals - 0.0% *
Seagate Technology Holdings PLC	412	37,039
Total Common Stock (Cost $1,160,606)		1,763,437
Total Foreign Equity (Cost $1,160,606)		1,763,437

	Principal Amount
Bonds and Notes - 32.5%
U.S. Treasuries - 12.7%
U.S. Treasury Bonds
1.13% 05/15/40	$1,182,000	931,010
1.88% 02/15/41 - 02/15/51	1,720,000	1,520,985
2.25% 08/15/46	575,000	537,625
3.00% 08/15/48	1,499,600	1,634,798
U.S. Treasury Notes
0.25% 07/31/25	2,797,200	2,593,092
0.63% 10/15/24	1,523,000	1,453,870
0.75% 12/31/23 - 01/31/28	9,465,000	8,739,155
1.13% 01/15/25	1,531,000	1,474,425
1.25% 11/30/26	930,000	879,795
1.50% 02/29/24	1,357,000	1,337,334
1.63% 05/15/31	3,726,000	3,509,426
1.75% 01/31/29	563,000	539,161
		25,150,676
Agency Mortgage Backed - 6.6%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,535,780	1,518,566
4.50% 06/01/33 - 02/01/35	1,313	1,393
5.00% 07/01/35	8,708	9,373
5.50% 01/01/38 - 04/01/39	16,045	17,583
6.00% 06/01/33 - 11/01/37	38,450	42,225
6.50% 11/01/28	468	505
7.00% 12/01/29 - 08/01/36	9,774	10,825
7.50% 09/01/33	943	1,017
8.00% 07/01/26 - 11/01/30	1,141	1,241
8.50% 04/01/30	2,855	3,395
Federal National Mortgage Assoc.
2.50% 02/01/51 - 03/01/51	3,509,617	3,360,029
3.00% 03/01/50	269,716	265,309
3.50% 08/01/45 - 01/01/48	639,661	646,700
4.00% 01/01/41 - 01/01/50	644,978	665,583
4.50% 07/01/33 - 12/01/48	320,718	337,392
5.00% 03/01/34 - 05/01/39	24,859	26,762
5.50% 07/01/33 - 01/01/39	54,779	59,624
6.00% 02/01/29 - 05/01/41	194,236	213,743
6.50% 07/01/29 - 08/01/36	5,428	5,819
7.00% 05/01/33 - 12/01/33	479	510
7.50% 12/01/26 - 03/01/33	2,583	2,814
	Principal Amount	Fair Value
8.00% 06/01/24 - 12/01/30	$2,244	$2,277
9.00% 12/01/22	12	12
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85% 04/01/37 (a)(c)	386	396
Federal National Mortgage Assoc. TBA
2.00% 04/01/37 (d)	289,848	281,381
3.00% 04/01/52 (d)	3,203,923	3,132,825
3.50% 05/01/52 (d)	565,000	563,695
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	1,519,874	1,523,907
3.50% 08/20/48	273,637	277,022
4.00% 01/20/41 - 04/20/43	129,877	136,048
4.50% 08/15/33 - 03/20/41	54,859	59,024
5.00% 08/15/33	3,037	3,223
6.00% 07/15/33 - 04/15/34	4,402	4,869
6.50% 04/15/28 - 07/15/36	6,756	7,503
7.00% 04/15/28 - 10/15/36	2,523	2,756
7.50% 07/15/23 - 04/15/28	4,107	4,241
8.00% 05/15/30	137	146
		13,189,733
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.10% 09/25/43 (c)(e)	91,910	261
2.51% 07/25/29	224,000	219,613
4.05% 09/25/28 (c)	71,000	76,007
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (e)	6,041	118
5.50% 06/15/33 (e)	2,628	440
7.50% 07/15/27 (e)	2,240	275
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (a)(f)	99	93
8.00% 02/01/23 - 07/01/24 (e)	167	11
Federal National Mortgage Assoc. REMIC
1.12% 12/25/42 (c)(e)	20,071	652
5.00% 09/25/40 (e)	7,530	753
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.54% 07/25/38 (a)(c)(e)	4,011	510
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.09% 11/25/41 (a)(c)(e)	601,521	104,218
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (e)	5,906	831
5.00% 03/25/38 - 05/25/38 (e)	3,774	702
5.50% 12/25/33 (e)	1,336	256
6.00% 01/25/35 (e)	3,816	673
7.50% 11/25/23 (e)	834	30
8.00% 08/25/23 (e)**	19	—
8.00% 07/25/24 (e)	297	20
		405,463

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Asset Backed - 0.2%
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (g)	$137,000	$137,262
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	226,226	224,514
		361,776
Corporate Notes - 10.9%
3M Co.
3.13% 09/19/46	20,000	18,018
7-Eleven Inc.
0.80% 02/10/24 (g)	42,000	40,349
0.95% 02/10/26 (g)	101,000	91,821
Abbott Laboratories
3.75% 11/30/26	21,000	21,795
4.90% 11/30/46	17,000	20,752
AbbVie Inc.
2.60% 11/21/24	33,000	32,771
2.95% 11/21/26	39,000	38,686
3.20% 05/14/26 - 11/21/29	74,000	73,397
3.25% 10/01/22	14,000	14,057
3.75% 11/14/23	42,000	42,829
4.05% 11/21/39	10,000	10,316
4.25% 11/21/49	28,000	29,216
4.40% 11/06/42	12,000	12,720
4.63% 10/01/42	3,000	3,207
4.70% 05/14/45	4,000	4,359
4.88% 11/14/48	5,000	5,674
Advance Auto Parts Inc.
3.90% 04/15/30	72,000	71,935
AEP Texas Inc.
3.45% 05/15/51	34,000	30,382
Aetna Inc.
3.50% 11/15/24	15,000	15,161
Aircastle Ltd.
4.25% 06/15/26	17,000	16,764
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	10,000	8,451
2.95% 03/15/34	28,000	26,363
3.55% 03/15/52	23,000	21,395
4.70% 07/01/30	8,000	8,647
Ally Financial Inc.
2.20% 11/02/28	32,000	28,923
5.75% 11/20/25	12,000	12,636
Altria Group Inc.
3.40% 05/06/30 - 02/04/41	53,000	48,528
4.00% 02/04/61	6,000	5,036
4.25% 08/09/42	2,000	1,804
4.45% 05/06/50	7,000	6,358
4.50% 05/02/43	7,000	6,452
Amazon.com Inc.
1.50% 06/03/30	8,000	7,161
2.50% 06/03/50	35,000	29,315
2.70% 06/03/60	9,000	7,465
2.88% 05/12/41	22,000	20,298
3.15% 08/22/27	8,000	8,117
3.25% 05/12/61	14,000	13,130
4.05% 08/22/47	7,000	7,625
4.25% 08/22/57	5,000	5,674
Ameren Corp.
3.65% 02/15/26	10,000	10,117
	Principal Amount	Fair Value
American Campus Communities Operating Partnership LP
4.13% 07/01/24	$10,000	$10,181
American Electric Power Company Inc.
3.25% 03/01/50	4,000	3,438
American International Group Inc.
4.25% 03/15/29	25,000	26,232
4.50% 07/16/44	29,000	31,372
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (c)	4,000	4,002
American Tower Corp.
1.50% 01/31/28	124,000	109,615
2.90% 01/15/30	11,000	10,250
3.80% 08/15/29	32,000	31,889
American Water Capital Corp.
2.95% 09/01/27	15,000	14,869
Amgen Inc.
2.00% 01/15/32	84,000	74,575
3.00% 01/15/52	12,000	10,183
3.15% 02/21/40	20,000	18,261
3.38% 02/21/50	5,000	4,526
4.20% 02/22/52	15,000	15,535
4.66% 06/15/51	5,000	5,533
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	186,546
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	51,000	52,162
4.70% 02/01/36	10,000	10,869
4.90% 02/01/46	39,000	43,332
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	18,000	18,276
4.00% 04/13/28	8,000	8,305
4.35% 06/01/40	14,000	14,594
4.38% 04/15/38	23,000	24,154
4.50% 06/01/50	13,000	13,955
4.60% 04/15/48	18,000	19,373
4.75% 04/15/58	11,000	11,912
5.55% 01/23/49	21,000	25,502
Anthem Inc.
2.88% 09/15/29	9,000	8,706
3.30% 01/15/23	13,000	13,125
3.60% 03/15/51	10,000	9,630
3.70% 09/15/49	9,000	8,778
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	23,000	18,973
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (c)(g)	23,000	22,336
Apple Inc.
2.20% 09/11/29	12,000	11,436
2.65% 02/08/51	16,000	13,834
2.80% 02/08/61	14,000	11,994
2.95% 09/11/49	9,000	8,264
3.35% 02/09/27	8,000	8,171
3.45% 02/09/45	27,000	26,788

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
3.85% 08/04/46	$18,000	$19,078
Applied Materials Inc.
4.35% 04/01/47	6,000	6,830
Aptiv PLC
4.40% 10/01/46	9,000	8,729
Archer-Daniels-Midland Co.
2.50% 08/11/26	9,000	8,844
Ares Capital Corp.
2.88% 06/15/28	36,000	31,920
3.25% 07/15/25	74,000	71,879
Arthur J Gallagher & Co.
3.50% 05/20/51	28,000	25,200
Ascension Health
4.85% 11/15/53	11,000	13,708
Astrazeneca Finance LLC
1.75% 05/28/28	157,000	145,005
AstraZeneca PLC
3.00% 05/28/51	15,000	13,870
4.00% 01/17/29	8,000	8,431
4.38% 08/17/48	6,000	6,827
AT&T Inc.
1.70% 03/25/26	100,000	94,868
2.30% 06/01/27	137,000	130,746
2.75% 06/01/31	214,000	200,456
3.30% 02/01/52	61,000	52,127
3.85% 06/01/60	66,000	59,413
4.35% 03/01/29	39,000	41,190
4.50% 05/15/35	15,000	15,912
4.55% 03/09/49	9,000	9,464
4.75% 05/15/46	7,000	7,632
4.80% 06/15/44	9,000	9,562
4.85% 03/01/39	16,000	17,421
5.25% 03/01/37	9,000	10,246
5.35% 12/15/43	18,000	19,955
5.45% 03/01/47	10,000	11,934
Athene Holding Ltd.
4.13% 01/12/28	9,000	9,062
6.15% 04/03/30	20,000	22,530
Avangrid Inc.
3.15% 12/01/24	25,000	24,954
Bain Capital Specialty Finance Inc.
2.95% 03/10/26	43,000	40,349
Bank of America Corp.
3.25% 10/21/27	30,000	29,917
4.18% 11/25/27	24,000	24,489
4.25% 10/22/26	28,000	28,853
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (c)	153,000	139,814
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (c)	246,000	227,245
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (c)	25,000	21,364
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (c)	42,000	41,624
	Principal Amount	Fair Value
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (c)	$22,000	$22,079
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (c)	29,000	29,231
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85% 03/08/37 (c)	35,000	33,535
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (c)	19,000	19,276
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (c)	18,000	18,799
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (c)	14,000	14,458
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (c)	36,000	34,183
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,429
BAT Capital Corp.
2.73% 03/25/31	22,000	19,410
4.39% 08/15/37	14,000	13,029
4.54% 08/15/47	9,000	8,034
4.70% 04/02/27	196,000	200,818
4.91% 04/02/30	12,000	12,347
BAT International Finance PLC
1.67% 03/25/26	10,000	9,192
Baxter International Inc.
1.92% 02/01/27 (g)	95,000	88,841
2.27% 12/01/28 (g)	60,000	55,586
2.54% 02/01/32 (g)	27,000	24,689
3.13% 12/01/51 (g)	10,000	8,588
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	4,211
Becton Dickinson & Co.
3.70% 06/06/27	21,000	21,314
4.67% 06/06/47	4,000	4,374
4.69% 12/15/44	2,000	2,156
Berkshire Hathaway Energy Co.
3.25% 04/15/28	8,000	7,995
3.70% 07/15/30	14,000	14,402
3.80% 07/15/48	8,000	7,886
4.25% 10/15/50	10,000	10,636
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	15,000	13,004
3.85% 03/15/52	35,000	35,781
4.25% 01/15/49	21,000	22,875
Berkshire Hathaway Inc.
4.50% 02/11/43	4,000	4,400

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Berry Global Inc.
4.88% 07/15/26 (g)	$32,000	$32,381
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	3,000	3,560
Biogen Inc.
2.25% 05/01/30	8,000	7,169
Block Financial LLC
2.50% 07/15/28	22,000	20,152
3.88% 08/15/30	7,000	6,856
Boardwalk Pipelines LP
4.80% 05/03/29	11,000	11,439
Boston Scientific Corp.
4.70% 03/01/49	3,000	3,345
BP Capital Markets America Inc.
3.00% 02/24/50	18,000	15,588
3.02% 01/16/27	36,000	35,843
3.38% 02/08/61	41,000	36,481
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (c)	36,000	36,185
BP Capital Markets PLC (4.88% fixed rate until 06/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (c)	28,000	28,060
Bristol-Myers Squibb Co.
1.45% 11/13/30	14,000	12,230
2.35% 11/13/40	8,000	6,745
2.95% 03/15/32	25,000	24,501
3.20% 06/15/26	6,000	6,090
3.40% 07/26/29	4,000	4,070
3.55% 03/15/42	10,000	9,902
4.13% 06/15/39	10,000	10,714
4.25% 10/26/49	10,000	10,946
4.35% 11/15/47	3,000	3,311
4.55% 02/20/48	4,000	4,548
Brixmor Operating Partnership LP
2.25% 04/01/28	39,000	35,664
3.90% 03/15/27	8,000	8,051
Broadcom Inc.
3.19% 11/15/36 (g)	3,000	2,636
3.42% 04/15/33 (g)	14,000	13,065
3.47% 04/15/34 (g)	22,000	20,376
4.15% 11/15/30	53,000	53,691
4.30% 11/15/32	10,000	10,139
Brown-Forman Corp.
4.00% 04/15/38	3,000	3,095
Brunswick Corp.
2.40% 08/18/31	90,000	76,360
Bunge Limited Finance Corp.
3.75% 09/25/27	5,000	5,030
Burlington Northern Santa Fe LLC
4.15% 12/15/48	9,000	9,732
4.55% 09/01/44	16,000	17,758
Cameron LNG LLC
3.30% 01/15/35 (g)	7,000	6,578
Canadian Natural Resources Ltd.
3.85% 06/01/27	11,000	11,130
4.95% 06/01/47	10,000	11,089
Canadian Pacific Railway Co.
1.75% 12/02/26	36,000	33,982
	Principal Amount	Fair Value
2.45% 12/02/31	$31,000	$28,750
3.00% 12/02/41	13,000	11,734
3.10% 12/02/51	13,000	11,560
Capital One Financial Corp.
3.75% 07/28/26	26,000	26,180
Cardinal Health Inc.
3.08% 06/15/24	8,000	8,011
Carlisle Companies Inc.
2.20% 03/01/32	47,000	40,935
Carrier Global Corp.
2.72% 02/15/30	28,000	26,319
3.58% 04/05/50	10,000	9,150
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	29,000	28,157
Cenovus Energy Inc.
2.65% 01/15/32	14,000	12,673
3.75% 02/15/52	17,000	15,284
Centene Corp.
3.00% 10/15/30	16,000	14,741
3.38% 02/15/30	68,000	64,051
4.25% 12/15/27	112,000	112,431
CenterPoint Energy Inc.
2.65% 06/01/31	28,000	25,936
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	69,000	57,710
3.70% 04/01/51	41,000	33,355
4.80% 03/01/50	34,000	32,399
5.05% 03/30/29	25,000	26,475
5.75% 04/01/48	16,000	17,092
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	91,000	96,313
7.00% 06/30/24	101,000	107,512
Chevron Corp.
2.24% 05/11/30	7,000	6,619
3.08% 05/11/50	8,000	7,583
Chevron USA Inc.
3.85% 01/15/28	26,000	27,068
3.90% 11/15/24	11,000	11,338
Choice Hotels International Inc.
3.70% 01/15/31	14,000	13,582
Chubb INA Holdings Inc.
4.35% 11/03/45	8,000	8,744
Church & Dwight Company Inc.
2.30% 12/15/31	16,000	14,612
Cigna Corp.
2.40% 03/15/30	11,000	10,183
3.25% 04/15/25	11,000	11,045
3.40% 03/01/27 - 03/15/51	31,000	29,271
3.75% 07/15/23	6,000	6,089
3.88% 10/15/47	5,000	4,862
4.13% 11/15/25	21,000	21,659
4.38% 10/15/28	8,000	8,415
4.80% 08/15/38	8,000	8,796
4.90% 12/15/48	5,000	5,629
Cisco Systems Inc.
5.90% 02/15/39	8,000	10,461
Citigroup Inc.
4.13% 07/25/28	91,000	92,436
4.45% 09/29/27	16,000	16,495
4.65% 07/23/48	18,000	20,357

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (0.98% fixed rate until 05/01/25; 0.67% + SOFR thereafter)
0.98% 05/01/25 (c)	$29,000	$27,672
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (c)	72,000	71,359
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (c)	191,000	172,985
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (c)	127,000	127,185
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)	53,000	50,407
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (c)	10,000	10,033
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (c)	22,000	21,044
CME Group Inc.
2.65% 03/15/32	20,000	19,138
3.75% 06/15/28	9,000	9,276
CMS Energy Corp.
4.88% 03/01/44	15,000	16,522
CNA Financial Corp.
3.45% 08/15/27	7,000	7,010
3.90% 05/01/29	11,000	11,238
CNH Industrial Capital LLC
1.95% 07/02/23	33,000	32,679
CNOOC Petroleum North America ULC
6.40% 05/15/37	8,000	9,372
Comcast Corp.
2.65% 08/15/62	9,000	6,989
2.80% 01/15/51	9,000	7,571
2.89% 11/01/51 (g)	11,000	9,339
2.94% 11/01/56 (g)	9,000	7,506
2.99% 11/01/63 (g)	9,000	7,377
3.20% 07/15/36	10,000	9,570
3.25% 11/01/39	20,000	18,929
3.97% 11/01/47	33,000	33,724
4.15% 10/15/28	15,000	15,767
CommonSpirit Health
4.35% 11/01/42	24,000	24,248
Conagra Brands Inc.
5.30% 11/01/38	7,000	7,685
5.40% 11/01/48	7,000	8,004
ConocoPhillips Co.
4.30% 11/15/44	11,000	11,915
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	18,000	17,685
3.35% 04/01/30	6,000	5,978
3.88% 06/15/47	8,000	7,777
3.95% 04/01/50	9,000	9,304
Constellation Brands Inc.
3.15% 08/01/29	34,000	32,827
3.70% 12/06/26	28,000	28,330
	Principal Amount	Fair Value
4.50% 05/09/47	$9,000	$9,210
Continental Resources Inc.
2.88% 04/01/32 (g)	27,000	24,021
3.80% 06/01/24	146,000	146,931
4.50% 04/15/23	86,000	87,195
Corebridge Financial Inc.
3.90% 04/05/32	80,000	79,882
Corning Inc.
4.38% 11/15/57	7,000	7,073
Corporate Office Properties LP
2.00% 01/15/29	33,000	29,133
2.25% 03/15/26	16,000	15,274
2.75% 04/15/31	13,000	11,707
Crown Castle International Corp.
2.90% 03/15/27	60,000	58,008
3.30% 07/01/30	39,000	37,330
4.15% 07/01/50	16,000	15,592
5.20% 02/15/49	8,000	8,922
CSX Corp.
4.50% 03/15/49 - 08/01/54	26,000	28,654
CubeSmart LP
2.50% 02/15/32	36,000	32,240
4.38% 02/15/29	16,000	16,783
Cummins Inc.
1.50% 09/01/30	14,000	12,128
2.60% 09/01/50	14,000	11,291
CVS Health Corp.
3.00% 08/15/26	13,000	12,923
3.25% 08/15/29	11,000	10,880
3.63% 04/01/27	11,000	11,179
3.75% 04/01/30	10,000	10,173
3.88% 07/20/25	10,000	10,205
4.25% 04/01/50	9,000	9,369
4.30% 03/25/28	2,000	2,097
4.78% 03/25/38	15,000	16,375
5.00% 12/01/24	15,000	15,683
5.13% 07/20/45	6,000	6,790
5.30% 12/05/43	12,000	13,872
Daimler Trucks Finance North America LLC
2.00% 12/14/26 (g)	150,000	139,734
Danaher Corp.
2.80% 12/10/51	48,000	40,799
Dell International LLC/EMC Corp.
4.00% 07/15/24	20,000	20,429
5.45% 06/15/23	3,000	3,090
6.02% 06/15/26	5,000	5,425
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (c)	150,000	138,006
Devon Energy Corp.
5.00% 06/15/45	4,000	4,357
DH Europe Finance II Sarl
2.60% 11/15/29	11,000	10,480
3.25% 11/15/39	8,000	7,615
3.40% 11/15/49	5,000	4,721
Diamondback Energy Inc.
3.13% 03/24/31	19,000	18,150
3.25% 12/01/26	10,000	9,989
3.50% 12/01/29	10,000	9,903
4.40% 03/24/51	11,000	11,153

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Digital Realty Trust LP
3.60% 07/01/29	$24,000	$23,837
Discovery Communications LLC
2.95% 03/20/23	24,000	24,082
3.95% 03/20/28	23,000	22,987
4.95% 05/15/42	4,000	3,986
5.00% 09/20/37	6,000	6,199
Dollar General Corp.
3.50% 04/03/30	40,000	39,850
4.13% 04/03/50	10,000	9,979
Dollar Tree Inc.
4.00% 05/15/25	86,000	88,091
Dominion Energy Inc.
3.07% 08/15/24 (a)(h)	19,000	18,954
3.38% 04/01/30	19,000	18,716
Dover Corp.
2.95% 11/04/29	14,000	13,623
DTE Energy Co.
2.85% 10/01/26	24,000	23,480
Duke Energy Carolinas LLC
3.95% 03/15/48	8,000	8,264
Duke Energy Corp.
2.55% 06/15/31	28,000	25,673
3.30% 06/15/41	35,000	31,685
3.50% 06/15/51	35,000	31,906
3.75% 09/01/46	53,000	49,961
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (c)	40,000	40,405
Duke Energy Progress LLC
4.15% 12/01/44	17,000	17,586
Duke Realty LP
3.05% 03/01/50	6,000	5,119
3.25% 06/30/26	8,000	7,961
DuPont de Nemours Inc.
5.42% 11/15/48	7,000	8,473
Duquesne Light Holdings Inc.
3.62% 08/01/27 (g)	16,000	15,792
Eastman Chemical Co.
4.65% 10/15/44	11,000	11,339
Eaton Corp.
3.10% 09/15/27	8,000	8,009
Ecolab Inc.
1.30% 01/30/31	14,000	12,064
Edison International
4.95% 04/15/25	37,000	37,996
5.75% 06/15/27	7,000	7,511
EI du Pont de Nemours & Co.
2.30% 07/15/30	39,000	36,306
Emera US Finance LP
2.64% 06/15/31	33,000	29,666
Emerson Electric Co.
1.80% 10/15/27	49,000	45,938
2.75% 10/15/50	8,000	6,792
Empower Finance 2020 LP
1.36% 09/17/27 (g)	24,000	21,664
1.78% 03/17/31 (g)	35,000	30,389
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	4,525
Enbridge Inc.
1.60% 10/04/26	81,000	74,987
	Principal Amount	Fair Value
Enbridge Inc. (5.75% fixed rate until 07/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (c)	$52,000	$53,836
Energy Transfer LP
4.25% 03/15/23	13,000	13,142
4.50% 04/15/24	23,000	23,453
4.95% 06/15/28	9,000	9,447
5.30% 04/01/44 - 04/15/47	22,000	22,519
5.35% 05/15/45	21,000	21,648
6.13% 12/15/45	5,000	5,518
6.50% 02/01/42	9,000	10,352
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (c)	85,000	82,674
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	11,000	11,172
Enstar Group Ltd.
3.10% 09/01/31	22,000	19,699
Enterprise Products Operating LLC
4.25% 02/15/48	27,000	27,116
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (c)	7,000	6,562
EOG Resources Inc.
4.15% 01/15/26	4,000	4,142
4.95% 04/15/50	8,000	9,825
5.10% 01/15/36	8,000	8,820
Equinix Inc.
1.25% 07/15/25	14,000	13,059
2.15% 07/15/30	19,000	16,684
Equinor ASA
3.25% 11/18/49	15,000	14,127
ERP Operating LP
4.50% 07/01/44	9,000	9,866
Everest Reinsurance Holdings Inc.
3.13% 10/15/52	26,000	21,625
Eversource Energy
3.45% 01/15/50	14,000	12,788
Exelon Corp.
3.50% 06/01/22	16,000	16,020
4.05% 04/15/30	20,000	20,647
4.45% 04/15/46	11,000	11,496
4.70% 04/15/50	11,000	12,106
Extra Space Storage LP
3.90% 04/01/29	15,000	15,053
Exxon Mobil Corp.
2.61% 10/15/30	61,000	58,695
3.45% 04/15/51	12,000	11,606
FedEx Corp.
4.10% 02/01/45	38,000	37,161
Fidelity National Financial Inc.
3.20% 09/17/51	23,000	18,276
Fidelity National Information Services Inc.
1.15% 03/01/26	20,000	18,378
1.65% 03/01/28	18,000	16,126
3.10% 03/01/41	6,000	5,206
FirstEnergy Transmission LLC
4.55% 04/01/49 (g)	23,000	22,108

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Fiserv Inc.
3.50% 07/01/29	$44,000	$43,299
4.40% 07/01/49	6,000	6,183
Florida Power & Light Co.
2.85% 04/01/25	38,000	38,036
4.13% 02/01/42	11,000	11,640
Flowers Foods Inc.
2.40% 03/15/31	18,000	16,142
Flowserve Corp.
2.80% 01/15/32	24,000	21,288
Ford Motor Co.
4.35% 12/08/26	38,000	38,223
Fox Corp.
3.50% 04/08/30	30,000	29,742
Freeport-McMoRan Inc.
4.25% 03/01/30	31,000	31,211
GA Global Funding Trust
1.63% 01/15/26 (g)	28,000	26,137
General Mills Inc.
3.00% 02/01/51	20,000	17,286
General Motors Co.
5.20% 04/01/45	3,000	3,037
5.40% 10/02/23 - 04/01/48	13,000	13,563
6.13% 10/01/25	70,000	75,224
6.80% 10/01/27	9,000	10,159
General Motors Financial Company Inc.
1.25% 01/08/26	38,000	34,721
2.35% 01/08/31	14,000	12,097
3.45% 04/10/22	76,000	76,014
5.25% 03/01/26	37,000	38,779
Genuine Parts Co.
2.75% 02/01/32	31,000	28,458
Georgia-Pacific LLC
1.75% 09/30/25 (g)	34,000	32,336
3.60% 03/01/25 (g)	89,000	89,965
Gilead Sciences Inc.
2.60% 10/01/40	10,000	8,403
2.80% 10/01/50	15,000	12,330
2.95% 03/01/27	3,000	2,973
3.50% 02/01/25	10,000	10,139
3.65% 03/01/26	8,000	8,148
4.15% 03/01/47	9,000	9,246
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	17,000	17,224
3.63% 05/15/25	17,000	17,365
GlaxoSmithKline Capital PLC
3.38% 06/01/29	14,000	14,277
Glencore Funding LLC
3.88% 04/27/51 (g)	5,000	4,602
Graphic Packaging International LLC
1.51% 04/15/26 (g)	33,000	30,334
Gray Oak Pipeline LLC
2.00% 09/15/23 (g)	59,000	58,129
2.60% 10/15/25 (g)	35,000	33,587
Halliburton Co.
3.80% 11/15/25	2,000	2,043
5.00% 11/15/45	8,000	8,682
HCA Inc.
3.13% 03/15/27	50,000	48,854
3.50% 09/01/30	53,000	51,164
3.63% 03/15/32	53,000	51,938
4.38% 03/15/42	20,000	19,769
4.63% 03/15/52	10,000	10,130
	Principal Amount	Fair Value
5.38% 02/01/25	$133,000	$138,631
Health Care Service Corp.
2.20% 06/01/30 (g)	18,000	16,395
3.20% 06/01/50 (g)	7,000	6,148
Healthcare Trust of America Holdings LP
2.00% 03/15/31	10,000	8,662
Helmerich & Payne Inc.
2.90% 09/29/31 (g)	14,000	12,847
Hess Corp.
5.60% 02/15/41	3,000	3,376
5.80% 04/01/47	2,000	2,370
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,516
Highwoods Realty LP
4.13% 03/15/28	9,000	9,138
4.20% 04/15/29	23,000	23,436
Honeywell International Inc.
1.75% 09/01/31	21,000	18,815
2.70% 08/15/29	14,000	13,746
Hormel Foods Corp.
1.80% 06/11/30	36,000	32,253
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01% 09/22/28 (c)	250,000	226,910
Humana Inc.
1.35% 02/03/27	47,000	42,697
2.15% 02/03/32	17,000	14,922
Huntington Bancshares Inc.
2.55% 02/04/30	24,000	22,647
Huntington Ingalls Industries Inc.
2.04% 08/16/28 (g)	51,000	46,098
Hyundai Capital America
1.30% 01/08/26 (g)	70,000	63,990
3.10% 04/05/22 (g)	10,000	10,000
Indiana Michigan Power Co.
3.25% 05/01/51	15,000	13,450
Intel Corp.
2.00% 08/12/31	74,000	67,182
2.45% 11/15/29	29,000	27,673
2.60% 05/19/26	23,000	22,815
2.80% 08/12/41	27,000	23,985
2.88% 05/11/24	10,000	10,080
3.10% 02/15/60	10,000	8,706
Intercontinental Exchange Inc.
1.85% 09/15/32	8,000	6,932
2.65% 09/15/40	8,000	6,865
International Business Machines Corp.
2.95% 05/15/50	100,000	87,868
International Paper Co.
4.40% 08/15/47	9,000	9,445
ITC Holdings Corp.
2.95% 05/14/30 (g)	40,000	38,016
Jabil Inc.
3.95% 01/12/28	9,000	9,021
John Deere Capital Corp.
2.45% 01/09/30	32,000	30,653
Johnson & Johnson
3.63% 03/03/37	9,000	9,327
Johnson Controls International PLC
4.50% 02/15/47	4,000	4,218

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (c)	$52,000	$48,440
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (c)	69,000	64,691
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/50; 2.44% + SOFR thereafter)
3.11% 04/22/51 (c)	50,000	44,467
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (c)	21,000	19,034
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (c)	14,000	14,225
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (c)	16,000	16,199
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (c)	28,000	28,612
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (c)	11,000	11,231
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (c)	9,000	9,314
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (c)	75,000	79,601
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (c)	48,000	46,262
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (c)	75,000	76,874
Kaiser Foundation Hospitals
3.00% 06/01/51	22,000	19,398
Kansas City Southern/old
3.50% 05/01/50	11,000	10,249
Keurig Dr Pepper Inc.
3.20% 05/01/30	13,000	12,640
3.80% 05/01/50	9,000	8,531
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,987
5.00% 03/01/43	8,000	8,235
6.38% 03/01/41	8,000	9,413
Kinder Morgan Inc.
1.75% 11/15/26	95,000	88,312
	Principal Amount	Fair Value
5.05% 02/15/46	$8,000	$8,485
KLA Corp.
3.30% 03/01/50	10,000	9,418
4.65% 11/01/24	16,000	16,583
Kohl's Corp.
3.38% 05/01/31	10,000	9,594
Kraft Heinz Foods Co.
5.20% 07/15/45	26,000	28,131
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22	46,000	46,180
L3Harris Technologies Inc.
3.85% 12/15/26	23,000	23,404
Lear Corp.
4.25% 05/15/29	8,000	8,106
Leidos Inc.
3.63% 05/15/25	9,000	9,028
4.38% 05/15/30	66,000	67,321
Liberty Mutual Group Inc.
3.95% 05/15/60 (g)	8,000	7,296
Life Storage LP
2.20% 10/15/30	19,000	16,790
Lincoln National Corp.
4.35% 03/01/48	8,000	8,081
Lockheed Martin Corp.
3.55% 01/15/26	9,000	9,223
3.80% 03/01/45	4,000	4,093
4.50% 05/15/36	10,000	11,037
Lowe's Companies Inc.
1.30% 04/15/28	9,000	8,027
1.70% 09/15/28 - 10/15/30	35,000	31,486
3.00% 10/15/50	9,000	7,651
3.70% 04/15/46	3,000	2,864
4.05% 05/03/47	13,000	12,994
LYB International Finance III LLC
1.25% 10/01/25	29,000	26,860
3.63% 04/01/51	20,000	18,033
3.80% 10/01/60	8,000	7,049
Magallanes Inc.
5.05% 03/15/42 (g)	10,000	10,202
5.14% 03/15/52	10,000	10,237
5.39% 03/15/62	10,000	10,332
Marsh & McLennan Companies Inc.
2.38% 12/15/31	13,000	11,918
2.90% 12/15/51	16,000	13,390
Marvell Technology Inc.
2.45% 04/15/28	93,000	85,772
Masco Corp.
3.50% 11/15/27	3,000	2,982
McCormick & Company Inc.
1.85% 02/15/31	11,000	9,583
3.25% 11/15/25	69,000	69,075
McDonald's Corp.
3.60% 07/01/30	27,000	27,471
3.63% 09/01/49	9,000	8,611
4.88% 12/09/45	8,000	8,945
Medtronic Inc.
4.63% 03/15/45	4,000	4,650
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	18,000	19,151
Merck & Company Inc.
1.70% 06/10/27	46,000	43,580
1.90% 12/10/28	46,000	43,331

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
2.15% 12/10/31	$31,000	$28,725
2.45% 06/24/50	11,000	9,160
2.75% 02/10/25 - 12/10/51	48,000	46,044
2.90% 12/10/61	10,000	8,560
4.00% 03/07/49	4,000	4,322
MetLife Inc.
4.72% 12/15/44	11,000	12,062
Microchip Technology Inc.
2.67% 09/01/23	99,000	98,717
Micron Technology Inc.
3.37% 11/01/41	22,000	19,609
3.48% 11/01/51	32,000	27,908
Microsoft Corp.
2.40% 08/08/26	26,000	25,787
2.68% 06/01/60	4,000	3,455
2.92% 03/17/52	50,000	46,717
3.04% 03/17/62	27,000	25,257
3.45% 08/08/36	4,000	4,152
3.50% 02/12/35	10,000	10,460
Mid-America Apartments LP
2.88% 09/15/51	27,000	22,748
Molson Coors Beverage Co.
4.20% 07/15/46	5,000	4,832
Morgan Stanley
3.63% 01/20/27	4,000	4,038
3.70% 10/23/24	11,000	11,196
4.35% 09/08/26	36,000	37,136
4.38% 01/22/47	11,000	11,902
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (c)	28,000	25,805
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (c)	148,000	127,058
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (c)	25,000	20,904
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (c)	227,000	226,342
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (c)	11,000	11,082
MPLX LP
2.65% 08/15/30	16,000	14,694
3.38% 03/15/23	9,000	9,072
5.20% 12/01/47	8,000	8,514
Mylan Inc.
5.20% 04/15/48	7,000	6,887
National Retail Properties Inc.
4.00% 11/15/25	11,000	11,256
NewMarket Corp.
2.70% 03/18/31	14,000	12,828
Newmont Corp.
4.88% 03/15/42	9,000	10,159
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (c)	10,000	10,310
	Principal Amount	Fair Value
NGPL PipeCo LLC
3.25% 07/15/31 (g)	$39,000	$36,149
NIKE Inc.
3.38% 03/27/50	9,000	8,938
NiSource Inc.
3.60% 05/01/30	14,000	13,892
3.95% 03/30/48	4,000	3,822
Norfolk Southern Corp.
3.95% 10/01/42	9,000	9,087
NOV Inc.
3.60% 12/01/29	20,000	19,667
Novant Health Inc.
3.32% 11/01/61	15,000	13,306
Novartis Capital Corp.
2.20% 08/14/30	23,000	21,607
3.00% 11/20/25	4,000	4,023
Nutrien Ltd.
4.90% 06/01/43	8,000	8,766
NVIDIA Corp.
2.85% 04/01/30	16,000	15,749
3.50% 04/01/50	9,000	9,089
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25% 11/30/51 (g)	35,000	29,615
Oklahoma Gas & Electric Co.
3.25% 04/01/30	10,000	9,867
Oncor Electric Delivery Company LLC
3.80% 09/30/47	6,000	6,066
ONEOK Inc.
4.35% 03/15/29	11,000	11,231
Oracle Corp.
1.65% 03/25/26	47,000	43,752
2.30% 03/25/28	10,000	9,157
2.40% 09/15/23	10,000	9,960
2.65% 07/15/26	11,000	10,575
2.88% 03/25/31	15,000	13,688
2.95% 04/01/30	30,000	27,765
3.60% 04/01/50	11,000	9,116
3.65% 03/25/41	15,000	13,070
3.80% 11/15/37	4,000	3,622
3.95% 03/25/51	8,000	7,002
4.00% 07/15/46 - 11/15/47	19,000	16,836
4.10% 03/25/61	19,000	16,350
Otis Worldwide Corp.
2.06% 04/05/25	72,000	70,150
2.57% 02/15/30	7,000	6,542
3.36% 02/15/50	7,000	6,198
Ovintiv Exploration Inc.
5.63% 07/01/24	100,000	105,115
Owens Corning
4.40% 01/30/48	6,000	5,996
Pacific Gas & Electric Co.
2.10% 08/01/27	10,000	8,991
2.50% 02/01/31	23,000	19,790
3.00% 06/15/28	19,000	17,694
3.30% 08/01/40	23,000	18,859
3.50% 08/01/50	9,000	7,168
4.30% 03/15/45	19,000	16,278
PacifiCorp
2.70% 09/15/30	15,000	14,355
2.90% 06/15/52	43,000	37,746
6.25% 10/15/37	14,000	17,465
Packaging Corp. of America
3.05% 10/01/51	28,000	23,932

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Paramount Global
2.90% 01/15/27	$7,000	$6,836
3.70% 06/01/28	8,000	7,956
5.25% 04/01/44	3,000	3,127
Parker-Hannifin Corp.
3.25% 06/14/29	10,000	9,867
PartnerRe Finance B LLC (4.50% fixed rate until 01/10/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (c)	25,000	24,040
PayPal Holdings Inc.
2.65% 10/01/26	16,000	15,748
3.25% 06/01/50	9,000	8,268
PepsiCo Inc.
1.63% 05/01/30	10,000	9,002
2.63% 07/29/29	16,000	15,687
2.75% 10/21/51	42,000	37,560
Petroleos Mexicanos
6.70% 02/16/32	50,000	47,572
7.69% 01/23/50	12,000	10,490
Pfizer Inc.
2.70% 05/28/50	39,000	34,575
3.45% 03/15/29	7,000	7,207
3.60% 09/15/28	15,000	15,615
3.90% 03/15/39	9,000	9,575
4.13% 12/15/46	7,000	7,822
4.40% 05/15/44	4,000	4,503
Philip Morris International Inc.
1.50% 05/01/25	102,000	97,375
2.10% 05/01/30	8,000	7,203
3.38% 08/15/29	9,000	8,959
4.13% 03/04/43	4,000	3,806
Phillips 66
2.15% 12/15/30	74,000	65,899
3.30% 03/15/52	29,000	25,530
Phillips 66 Partners LP
3.15% 12/15/29	49,000	47,311
3.75% 03/01/28	9,000	8,998
4.68% 02/15/45	9,000	9,633
Pioneer Natural Resources Co.
1.13% 01/15/26	57,000	52,901
2.15% 01/15/31	14,000	12,605
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	19,000	18,369
PPL Capital Funding Inc.
3.10% 05/15/26	15,000	14,798
Precision Castparts Corp.
4.38% 06/15/45	7,000	7,555
Prospect Capital Corp.
3.36% 11/15/26	36,000	32,985
Prudential Financial Inc.
3.94% 12/07/49	18,000	18,265
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (c)	14,000	14,350
Public Service Company of Colorado
3.70% 06/15/28	15,000	15,376
Public Service Electric & Gas Co.
2.38% 05/15/23	39,000	39,084
	Principal Amount	Fair Value
PVH Corp.
4.63% 07/10/25	$43,000	$43,853
QUALCOMM Inc.
1.30% 05/20/28	5,000	4,519
4.30% 05/20/47	3,000	3,377
Quanta Services Inc.
2.35% 01/15/32	27,000	23,484
3.05% 10/01/41	32,000	26,387
Quest Diagnostics Inc.
2.95% 06/30/30	6,000	5,696
Ralph Lauren Corp.
1.70% 06/15/22	8,000	8,009
Raytheon Technologies Corp.
1.90% 09/01/31	32,000	28,355
2.82% 09/01/51	15,000	12,667
3.13% 05/04/27	49,000	49,133
3.50% 03/15/27	9,000	9,134
3.95% 08/16/25	10,000	10,320
4.15% 05/15/45	9,000	9,281
4.45% 11/16/38	8,000	8,681
Realty Income Corp.
2.85% 12/15/32	14,000	13,226
3.00% 01/15/27	5,000	4,931
3.25% 01/15/31	10,000	9,834
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	28,000	24,254
Regions Financial Corp.
1.80% 08/12/28	71,000	63,717
Republic Services Inc.
2.38% 03/15/33	25,000	22,384
Reynolds American Inc.
4.45% 06/12/25	5,000	5,105
Rio Tinto Finance Ltd.
2.75% 11/02/51	45,000	38,977
Rio Tinto Finance USA PLC
4.13% 08/21/42	7,000	7,516
Rockwell Automation Inc.
2.80% 08/15/61	8,000	6,442
4.20% 03/01/49	9,000	9,594
Rogers Communications Inc.
5.00% 03/15/44	3,000	3,203
Roper Technologies Inc.
2.95% 09/15/29	12,000	11,572
Ross Stores Inc.
4.70% 04/15/27	6,000	6,330
Royalty Pharma PLC
0.75% 09/02/23	15,000	14,580
1.20% 09/02/25	18,000	16,654
1.75% 09/02/27	9,000	8,170
2.15% 09/02/31	17,000	14,615
2.20% 09/02/30	8,000	7,005
3.30% 09/02/40	2,000	1,708
RPM International Inc.
3.75% 03/15/27	8,000	8,126
Ryder System Inc.
2.90% 12/01/26	50,000	48,647
Sabine Pass Liquefaction LLC
4.20% 03/15/28	9,000	9,260
4.50% 05/15/30	7,000	7,336
5.00% 03/15/27	4,000	4,234
5.88% 06/30/26	26,000	28,131
Salesforce.com Inc.
1.95% 07/15/31	33,000	30,143
2.70% 07/15/41	28,000	24,816

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Schlumberger Holdings Corp.
3.90% 05/17/28 (g)	$17,000	$17,181
Sealed Air Corp.
1.57% 10/15/26 (g)	114,000	103,977
Selective Insurance Group Inc.
5.38% 03/01/49	4,000	4,404
Sempra Energy
3.80% 02/01/38	6,000	5,905
4.00% 02/01/48	8,000	7,932
Sempra Energy (4.13% fixed rate until 01/04/27; 2.87% + 5 year CMT Rate thereafter)
4.13% 04/01/52 (c)	47,000	43,769
Shell International Finance BV
3.13% 11/07/49	18,000	16,416
3.75% 09/12/46	8,000	8,086
4.13% 05/11/35	10,000	10,572
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	3,000	3,011
3.20% 09/23/26	4,000	4,006
Simon Property Group LP
3.38% 06/15/27	9,000	9,016
SLM Corp.
3.13% 11/02/26	50,000	46,397
Sonoco Products Co.
2.85% 02/01/32	31,000	28,968
Southern California Edison Co.
4.00% 04/01/47	30,000	28,909
4.20% 03/01/29	23,000	23,807
Southern Company Gas Capital Corp.
3.95% 10/01/46	11,000	10,446
4.40% 05/30/47	2,000	2,014
Southwest Airlines Co.
2.63% 02/10/30	30,000	27,603
Southwestern Electric Power Co.
2.75% 10/01/26	9,000	8,803
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,995
4.50% 03/15/45	2,000	2,041
Spirit Realty LP
4.00% 07/15/29	14,000	14,155
Stanley Black & Decker Inc.
3.00% 05/15/32	40,000	38,638
Starbucks Corp.
4.00% 11/15/28	8,000	8,271
Stryker Corp.
1.95% 06/15/30	34,000	30,502
Suncor Energy Inc.
4.00% 11/15/47	3,000	2,995
Sysco Corp.
3.25% 07/15/27	9,000	8,961
5.95% 04/01/30	4,000	4,645
6.60% 04/01/50	3,000	4,020
Tampa Electric Co.
2.40% 03/15/31	34,000	31,314
3.45% 03/15/51	19,000	17,718
4.35% 05/15/44	20,000	20,742
Tapestry Inc.
4.13% 07/15/27	3,000	3,044
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	85,000	86,218
	Principal Amount	Fair Value
Target Corp.
2.50% 04/15/26	$9,000	$8,943
Teck Resources Ltd.
5.40% 02/01/43	4,000	4,340
Telefonica Emisiones S.A.
4.10% 03/08/27	150,000	153,780
Texas Instruments Inc.
3.88% 03/15/39	9,000	9,548
The Allstate Corp.
4.20% 12/15/46	6,000	6,393
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (c)	33,000	32,890
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (c)	57,000	56,269
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (c)	35,000	33,877
The Boeing Co.
2.20% 02/04/26	73,000	69,069
2.70% 02/01/27	149,000	143,100
2.95% 02/01/30	7,000	6,487
3.25% 03/01/28	8,000	7,696
3.55% 03/01/38	6,000	5,340
3.75% 02/01/50	7,000	6,262
5.04% 05/01/27	52,000	54,697
5.15% 05/01/30	18,000	19,171
5.81% 05/01/50	14,000	16,156
The Charles Schwab Corp.
2.45% 03/03/27	45,000	43,692
2.90% 03/03/32	15,000	14,439
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (c)	49,000	44,511
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (g)	39,000	41,225
The Coca-Cola Co.
2.60% 06/01/50	14,000	11,977
2.75% 06/01/60	7,000	5,943
The Dow Chemical Co.
2.10% 11/15/30	25,000	22,511
3.60% 11/15/50	9,000	8,377
4.25% 10/01/34	8,000	8,270
The Estee Lauder Companies Inc.
2.38% 12/01/29	9,000	8,574
The George Washington University
4.13% 09/15/48	15,000	15,898
The Goldman Sachs Group Inc.
3.50% 04/01/25 - 11/16/26	56,000	56,289
3.85% 01/26/27	93,000	94,090
4.25% 10/21/25	137,000	140,726
5.15% 05/22/45	10,000	11,221

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (c)	$31,000	$28,411
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99% 01/27/32 (c)	224,000	193,997
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (c)	19,000	16,884
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (c)	15,000	12,906
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (c)	22,000	19,757
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (c)	11,000	11,075
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (c)	8,000	8,060
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (c)	22,000	22,535
The Hartford Financial Services Group Inc.
2.80% 08/19/29	74,000	70,392
The Hartford Financial Services Group Inc. (2.63% fixed rate until 05/02/22; 2.13% + 3 month USD LIBOR thereafter)
2.63% 02/12/47 (a)(c)(g)	16,000	14,083
The Home Depot Inc.
2.70% 04/15/30	9,000	8,718
3.35% 04/15/50	13,000	12,364
3.50% 09/15/56	8,000	7,804
3.90% 12/06/28 - 06/15/47	16,000	16,694
4.50% 12/06/48	7,000	7,901
The Kroger Co.
2.20% 05/01/30	10,000	9,149
4.65% 01/15/48	5,000	5,453
The Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (g)	16,000	14,566
The Progressive Corp.
2.50% 03/15/27	45,000	44,059
3.00% 03/15/32	20,000	19,457
3.70% 03/15/52	5,000	5,033
The Southern Co.
3.25% 07/01/26	5,000	5,002
The Toronto-Dominion Bank
3.20% 03/10/32	71,000	69,918
	Principal Amount	Fair Value
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (c)	$36,000	$36,136
The Travelers Companies Inc.
2.55% 04/27/50	65,000	52,716
The Walt Disney Co.
2.65% 01/13/31	123,000	117,503
3.38% 11/15/26	2,000	2,027
3.60% 01/13/51	11,000	10,869
4.75% 11/15/46	4,000	4,589
6.65% 11/15/37	16,000	21,362
The Williams Companies Inc.
3.75% 06/15/27	2,000	2,025
4.85% 03/01/48	9,000	9,608
4.90% 01/15/45	16,000	16,725
5.40% 03/04/44	3,000	3,302
Thermo Fisher Scientific Inc.
2.80% 10/15/41	17,000	15,191
Time Warner Cable LLC
6.55% 05/01/37	8,000	9,211
T-Mobile USA Inc.
3.75% 04/15/27	203,000	204,468
3.88% 04/15/30	3,000	3,013
4.50% 04/15/50	6,000	6,093
Total Capital International S.A.
3.46% 02/19/29	30,000	30,465
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	15,000	15,163
3.80% 03/21/29	15,000	15,256
TransCanada PipeLines Ltd.
4.25% 05/15/28	31,000	32,244
4.88% 01/15/26	8,000	8,399
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (c)	44,000	44,220
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	9,000	9,192
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (c)	65,000	63,836
TWDC Enterprises 18 Corp.
4.13% 06/01/44	4,000	4,212
Tyco Electronics Group S.A.
3.13% 08/15/27	9,000	8,971
Tyson Foods Inc.
4.00% 03/01/26	38,000	38,894
UDR Inc.
2.10% 08/01/32	16,000	13,839
3.00% 08/15/31	9,000	8,551
Union Pacific Corp.
3.55% 05/20/61	21,000	19,976
3.60% 09/15/37	6,000	6,016
3.80% 04/06/71	11,000	10,904
4.10% 09/15/67	9,000	9,371
UnitedHealth Group Inc.
2.00% 05/15/30	24,000	22,156
4.45% 12/15/48	15,000	16,904
4.75% 07/15/45	12,000	13,910
Utah Acquisition Sub Inc.
3.95% 06/15/26	5,000	4,968

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Valero Energy Corp.
2.85% 04/15/25	$7,000	$6,916
4.00% 04/01/29	15,000	15,325
Ventas Realty LP
3.25% 10/15/26	18,000	17,854
Verizon Communications Inc.
2.10% 03/22/28	84,000	78,414
2.36% 03/15/32 (g)	96,000	86,795
2.55% 03/21/31	195,000	181,178
3.00% 03/22/27	52,000	51,387
3.40% 03/22/41	19,000	17,882
3.55% 03/22/51	14,000	13,205
3.70% 03/22/61	19,000	17,824
4.40% 11/01/34	48,000	51,079
4.86% 08/21/46	21,000	24,147
Virginia Electric & Power Co.
4.00% 11/15/46	15,000	15,426
Visa Inc.
2.70% 04/15/40	12,000	10,890
Vistra Operations Company LLC
3.55% 07/15/24 (g)	55,000	54,510
Viterra Finance BV
2.00% 04/21/26 (g)	200,000	184,496
Vodafone Group PLC
4.38% 05/30/28	14,000	14,676
5.25% 05/30/48	4,000	4,502
Vontier Corp.
2.40% 04/01/28	42,000	37,004
2.95% 04/01/31	39,000	34,627
Vornado Realty LP
2.15% 06/01/26	48,000	44,952
3.40% 06/01/31	12,000	11,240
3.50% 01/15/25	10,000	9,963
Vulcan Materials Co.
3.90% 04/01/27	4,000	4,099
Walgreens Boots Alliance Inc.
4.10% 04/15/50	3,000	2,903
Walmart Inc.
1.80% 09/22/31	17,000	15,474
2.50% 09/22/41	17,000	15,142
2.65% 09/22/51	8,000	7,122
Waste Connections Inc.
2.20% 01/15/32	42,000	37,595
2.95% 01/15/52	27,000	23,113
WEC Energy Group Inc.
3.55% 06/15/25	9,000	9,019
Wells Fargo & Co.
4.15% 01/24/29	31,000	32,175
4.75% 12/07/46	28,000	30,595
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (c)	82,000	79,169
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (c)	174,000	164,654
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (c)	36,000	32,446
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (c)	103,000	101,760
	Principal Amount	Fair Value
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (c)	$34,000	$35,503
Westlake Corp.
2.88% 08/15/41	11,000	9,235
3.13% 08/15/51	11,000	9,123
3.38% 08/15/61	10,000	8,102
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (c)	24,000	23,163
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (c)	15,000	14,804
Weyerhaeuser Co.
4.00% 03/09/52	25,000	24,888
Willis North America Inc.
3.60% 05/15/24	12,000	12,063
3.88% 09/15/49	14,000	12,786
Workday Inc.
3.50% 04/01/27	30,000	30,061
3.70% 04/01/29	55,000	55,089
WPP Finance 2010
3.75% 09/19/24	18,000	18,202
Xcel Energy Inc.
3.40% 06/01/30	16,000	15,983
Yamana Gold Inc.
2.63% 08/15/31	34,000	30,406
Zoetis Inc.
3.00% 09/12/27	5,000	4,959
3.90% 08/20/28	9,000	9,251
		21,666,565
Non-Agency Collateralized Mortgage Obligations - 1.8%
BANK 2017-BNK7
3.18% 09/15/60	617,000	608,473
BANK 2018-BNK15
4.41% 11/15/61 (c)	320,000	339,057
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	135,057
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	246,000	237,677
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	101,026
Citigroup Commercial Mortgage Trust 2015-GC35
4.46% 11/10/48 (c)	148,000	139,060
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (c)	119,583	121,129
4.03% 12/10/49 (c)	78,331	79,249
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (g)	100,000	97,353
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (c)	55,000	55,908
GS Mortgage Securities Trust 2015-GS1
4.42% 11/10/48 (c)	117,000	99,159

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	$240,062	$242,115
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (c)	73,000	74,284
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	400,062
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	493,000	480,741
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03% 07/15/45 (c)	25,000	25,212
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65% 11/15/48 (c)	71,000	55,725
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (e)	227	2
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.86% 03/15/48 (c)(e)	729,119	12,662
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	129,943	118,194
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20% 02/15/48 (c)(e)	770,897	20,829
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	55,000	55,911
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (c)	123,000	124,762
		3,623,647
Sovereign Bonds - 0.0% *
Government of Uruguay
5.10% 06/18/50	29,803	35,318
		35,318
Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	25,000	31,511
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	24,470
	Principal Amount	Fair Value
Port Authority of New York & New Jersey
4.46% 10/01/62	$70,000	$77,770
State of California
4.60% 04/01/38	50,000	54,700
State of Illinois
5.10% 06/01/33	25,000	26,585
		215,036
Total Bonds and Notes (Cost $67,849,828)		64,648,214

	Number of Shares
Exchange Traded & Mutual Funds - 26.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $45,251,218)	449,174	51,852,617
Total Investments in Securities (Cost $158,178,366)		190,780,311
Short-Term Investments - 6.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 0.00% (i)	3,363,730	3,363,730
State Street Institutional Treasury Money Market Fund - Premier Class 0.17% (i)(j)	2,810,108	2,810,108
State Street Institutional Treasury Plus Fund - Premier Class 0.26% (i)(j)	3,363,731	3,363,731
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (i)(j)	3,128,127	3,128,127
Total Short-Term Investments (Cost $12,665,696)		12,665,696
Total Investments (Cost $170,844,062)		203,446,007
Liabilities in Excess of Other Assets, net - (2.2)%		(4,349,141)
NET ASSETS - 100.0%		$199,096,866

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$485	1.00%/ Quarterly	12/20/26	$(8,370)	$(9,151)	$781
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	1,454	5.00%/ Quarterly	06/20/27	80,459	75,119	5,340
							$6,121

See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2022	32	$6,870,700	$6,781,500	$(89,200)
Ultra Long-Term U.S. Treasury Bond Futures	June 2022	8	1,469,111	1,417,000	(52,111)
U.S. Long Bond Futures	June 2022	8	1,235,765	1,200,500	(35,265)
S&P 500 E-Mini Index Futures	June 2022	2	420,894	453,075	32,181
					$(144,395)

The Fund had the following short futures contracts open at March 31, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2022	18	$(2,286,662)	$(2,211,750)	$74,912
10 Yr. U.S. Treasury Ultra Futures	June 2022	28	(3,860,122)	(3,793,125)	66,997
5 Yr. U.S. Treasury Notes Futures	June 2022	28	(3,302,247)	(3,211,250)	90,997
					$232,906

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to $1,988,470 or 1.00% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Step coupon bond.
(i)	Coupon amount represents effective yield.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2022.
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)

*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$72,516,043	$—	$—	$72,516,043
Foreign Equity	1,763,437	—	—	1,763,437
U.S. Treasuries	—	25,150,676	—	25,150,676
Agency Mortgage Backed	—	13,189,733	—	13,189,733
Agency Collateralized Mortgage Obligations	—	405,463	—	405,463
Asset Backed	—	361,776	—	361,776
Corporate Notes	—	21,666,565	—	21,666,565
Non-Agency Collateralized Mortgage Obligations	—	3,623,647	—	3,623,647
Sovereign Bonds	—	35,318	—	35,318
Municipal Bonds and Notes	—	215,036	—	215,036
Exchange Traded & Mutual Funds	51,852,617	—	—	51,852,617
Short-Term Investments	12,665,696	—	—	12,665,696
Total Investments in Securities	$138,797,793	$64,648,214	$—	$203,446,007
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	6,121	—	6,121
Long Futures Contracts - Unrealized Appreciation	$32,181	$—	$—	$32,181
Long Futures Contracts - Unrealized Depreciation	(176,576)	—	—	(176,576)
Short Futures Contracts - Unrealized Appreciation	232,906	—	—	232,906
Total Other Financial Instruments	$88,511	$6,121	$—	$94,632
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)

The Fund was invested in the following countries/territories at March 31, 2022 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	98.05%
Ireland	0.44%
United Kingdom	0.43%
Canada	0.30%
Netherlands	0.16%
Switzerland	0.15%
Isle Of Man	0.09%
Germany	0.09%
Spain	0.08%
Bermuda	0.04%
Australia	0.04%
Luxembourg	0.03%
Mexico	0.03%
Uruguay	0.02%
Israel	0.02%
France	0.01%
Mult	0.01%
Norway	0.01%
Jersey	0.00%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2022 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	25.49%	0.00%	25.49%
Technology Hardware, Storage & Peripherals	2.67%	0.02%	2.69%
Systems Software	2.49%	0.00%	2.49%
Interactive Media & Services	2.09%	0.00%	2.09%
Semiconductors	1.85%	0.05%	1.90%
Pharmaceuticals	1.41%	0.00%	1.41%
Internet & Direct Marketing Retail	1.41%	0.00%	1.41%
Data Processing & Outsourced Services	1.11%	0.00%	1.11%
Diversified Banks	1.01%	0.00%	1.01%
Healthcare Equipment	0.85%	0.14%	0.99%
Automobile Manufacturers	0.98%	0.00%	0.98%
Application Software	0.76%	0.00%	0.76%
Biotechnology	0.71%	0.00%	0.71%
Managed Healthcare	0.69%	0.00%	0.69%
Integrated Oil & Gas	0.68%	0.00%	0.68%
Life Sciences Tools & Services	0.68%	0.00%	0.68%
Electric Utilities	0.63%	0.00%	0.63%
Multi-Sector Holdings	0.62%	0.00%	0.62%
Aerospace & Defense	0.58%	0.00%	0.58%
Household Products	0.49%	0.00%	0.49%
Soft Drinks	0.47%	0.00%	0.47%
Specialized REITs	0.45%	0.00%	0.45%
Hypermarkets & Super Centers	0.45%	0.00%	0.45%
Financial Exchanges & Data	0.44%	0.00%	0.44%
Home Improvement Retail	0.43%	0.00%	0.43%
Movies & Entertainment	0.41%	0.00%	0.41%
IT Consulting & Other Services	0.20%	0.20%	0.40%
Restaurants	0.38%	0.00%	0.38%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Oil & Gas Exploration & Production	0.38%	0.00%	0.38%
Regional Banks	0.38%	0.00%	0.38%
Investment Banking & Brokerage	0.36%	0.00%	0.36%
Integrated Telecommunication Services	0.36%	0.00%	0.36%
Industrial Conglomerates	0.35%	0.00%	0.35%
Communications Equipment	0.32%	0.00%	0.32%
Railroads	0.31%	0.00%	0.31%
Multi-Utilities	0.31%	0.00%	0.31%
Packaged Foods & Meats	0.30%	0.00%	0.30%
Semiconductor Equipment	0.28%	0.02%	0.30%
Property & Casualty Insurance	0.19%	0.09%	0.28%
Asset Management & Custody Banks	0.28%	0.00%	0.28%
Cable & Satellite	0.27%	0.00%	0.27%
Industrial Machinery	0.26%	0.01%	0.27%
Specialty Chemicals	0.25%	0.00%	0.25%
Hotels, Resorts & Cruise Lines	0.25%	0.00%	0.25%
Healthcare Services	0.25%	0.00%	0.25%
Tobacco	0.23%	0.00%	0.23%
Air Freight & Logistics	0.23%	0.00%	0.23%
Insurance Brokers	0.20%	0.03%	0.23%
Industrial Gases	0.05%	0.16%	0.21%
Consumer Finance	0.21%	0.00%	0.21%
Construction Machinery & Heavy Trucks	0.19%	0.00%	0.19%
Electrical Components & Equipment	0.19%	0.00%	0.19%
General Merchandise Stores	0.18%	0.00%	0.18%
Footwear	0.17%	0.00%	0.17%
Life & Health Insurance	0.16%	0.00%	0.16%
Building Products	0.11%	0.04%	0.15%
Industrial REITs	0.14%	0.00%	0.14%
Oil & Gas Refining & Marketing	0.13%	0.00%	0.13%
Oil & Gas Equipment & Services	0.12%	0.00%	0.12%
Residential REITs	0.12%	0.00%	0.12%
Retail REITs	0.12%	0.00%	0.12%
Agricultural & Farm Machinery	0.11%	0.00%	0.11%
Interactive Home Entertainment	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Oil & Gas Storage & Transportation	0.11%	0.00%	0.11%
Apparel Retail	0.10%	0.00%	0.10%
Fertilizers & Agricultural Chemicals	0.10%	0.00%	0.10%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Research & Consulting Services	0.09%	0.00%	0.09%
Healthcare Distributors	0.09%	0.00%	0.09%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Multi-Line Insurance	0.08%	0.00%	0.08%
Airlines	0.08%	0.00%	0.08%
Paper Packaging	0.06%	0.02%	0.08%
Trading Companies & Distributors	0.08%	0.00%	0.08%
Health Care REITs	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.07%	0.00%	0.07%
Electronic Components	0.07%	0.00%	0.07%
Commodity Chemicals	0.07%	0.00%	0.07%
Copper	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Diversified Support Services	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Gold	0.06%	0.00%	0.06%
Specialty Stores	0.06%	0.00%	0.06%
Healthcare Supplies	0.06%	0.00%	0.06%
Casinos & Gaming	0.06%	0.00%	0.06%
Office REITs	0.05%	0.00%	0.05%
Agricultural Products	0.05%	0.00%	0.05%
Distillers & Vintners	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Broadcasting	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.00%	0.04%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Auto Parts & Equipment	0.01%	0.03%	0.04%
Trucking	0.04%	0.00%	0.04%
Steel	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Food Retail	0.04%	0.00%	0.04%
Advertising	0.03%	0.00%	0.03%
Drug Retail	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Healthcare Technology	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Banks	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Consumer Electronics	0.00%	0.01%	0.01%
Gas Utilities	0.01%	0.00%	0.01%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Reinsurance	0.00%	0.01%	0.01%
Publishing	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
			62.00%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	12.36%
Corporate Notes	10.65%
Agency Mortgage Backed	6.48%
Non-Agency Collateralized Mortgage Obligations	1.78%
Agency Collateralized Mortgage Obligations	0.20%
Asset Backed	0.18%
Municipal Bonds and Notes	0.10%
Sovereign Bonds	0.02%
31.77%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	6.23%
6.23%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	712	$66,216	$5,844	$5,089	$1,044	$(4,679)	727	$63,336	$712
State Street Global All Cap Equity ex-U.S. Index Portfolio	439,650	54,037,441	3,040,000	2,109,999	120,503	(3,235,328)	449,174	51,852,617	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,372,404	5,372,404	6,582,153	9,144,449	—	—	2,810,108	2,810,108	463
State Street Institutional Treasury Plus Fund - Premier Class	2,309,897	2,309,897	1,658,888	605,054	—	—	3,363,731	3,363,731	438
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,658,078	5,658,078	13,630,700	16,160,651	—	—	3,128,127	3,128,127	768
TOTAL		$67,444,036	$24,917,585	$28,025,242	$121,547	$(3,240,007)		$61,217,919	$2,381
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended March 31, 2022, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
29

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund's use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30